UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust,

55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21566
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Floating Rate Income Trust

===================== BlackRock Floating Rate Income Trust =====================

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 14, 2013   Meeting Type: Annual/Special
Record Date:  APR 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       Withhold     Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Jim Lake                 For       For          Management
1.7   Elect Director Gordon Lancaster         For       For          Management
1.8   Elect Director Pierre McNeil            For       Withhold     Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Change Jurisdiction of Incorporation    For       For          Management
      [CBCA to BCBCA]

--------------------------------------------------------------------------------

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 14, 2013   Meeting Type: Annual/Special
Record Date:  APR 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       Withhold     Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Jim Lake                 For       For          Management
1.7   Elect Director Gordon Lancaster         For       For          Management
1.8   Elect Director Pierre McNeil            For       Withhold     Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Change Jurisdiction of Incorporation    For       For          Management
      [CBCA to BCBCA]

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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 16, 2013   Meeting Type: Annual
Record Date:  MAR 21, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas P. Capo           For       For          Management
1.2   Elect Director Jonathan F. Foster       For       For          Management
1.3   Elect Director Kathleen A. Ligocki      For       For          Management
1.4   Elect Director Conrad L. Mallett, Jr.   For       For          Management
1.5   Elect Director Donald L. Runkle         For       For          Management
1.6   Elect Director Matthew J. Simoncini     For       For          Management
1.7   Elect Director Gregory C. Smith         For       For          Management
1.8   Elect Director Henry D. G. Wallace      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date: August 27, 2013